Fair Value Measurements - Summary of Fair Value Measurements for Items (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total assets at fair value	$ 35,799	$ 53,963	$ 56,428
Total liabilities at fair value	62,039	142,592	156,233
Public Warrants [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total liabilities at fair value	44,436
Private Placement Warrants [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total liabilities at fair value	17,603
Derivative Liabilities [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total liabilities at fair value		44,810	138,561
Warrants Payable [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total liabilities at fair value		97,782	17,672
U.S. Government and Government Agencies [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total assets at fair value	35,799	53,963	56,428
Level 1 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total assets at fair value	0	0
Total liabilities at fair value	44,436	0
Level 1 [Member] | Public Warrants [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total liabilities at fair value	44,436
Level 1 [Member] | Private Placement Warrants [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total liabilities at fair value	0
Level 1 [Member] | Derivative Liabilities [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total liabilities at fair value		0
Level 1 [Member] | Warrants Payable [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total liabilities at fair value		0
Level 1 [Member] | U.S. Government and Government Agencies [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total assets at fair value	0	0
Level 2 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total assets at fair value	35,799	53,963	56,428
Total liabilities at fair value	17,603	0
Level 2 [Member] | Public Warrants [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total liabilities at fair value	0
Level 2 [Member] | Private Placement Warrants [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total liabilities at fair value	17,603
Level 2 [Member] | Derivative Liabilities [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total liabilities at fair value		0
Level 2 [Member] | Warrants Payable [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total liabilities at fair value		0
Level 2 [Member] | U.S. Government and Government Agencies [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total assets at fair value	35,799	53,963	56,428
Level 3 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total assets at fair value	0	0
Total liabilities at fair value	0	142,592	156,233
Level 3 [Member] | Public Warrants [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total liabilities at fair value	0
Level 3 [Member] | Private Placement Warrants [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total liabilities at fair value	0
Level 3 [Member] | Derivative Liabilities [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total liabilities at fair value		44,810	138,561
Level 3 [Member] | Warrants Payable [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total liabilities at fair value		97,782	$ 17,672
Level 3 [Member] | U.S. Government and Government Agencies [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total assets at fair value	$ 0	$ 0